JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	6,961	5,258,966
Boeing Co. (The) *	70,100	15,550,984
GE Aerospace	100,548	27,256,552
General Dynamics Corp.	22,787	7,100,657
HEICO Corp.	3,971	1,297,723
HEICO Corp., Class A	7,225	1,864,700
Howmet Aerospace, Inc.	36,420	6,547,223
L3Harris Technologies, Inc.	17,492	4,807,151
Lockheed Martin Corp.	18,806	7,916,950
Northrop Grumman Corp.	13,561	7,819,408
RTX Corp.	125,045	19,703,341
Textron, Inc.	16,934	1,316,957
TransDigm Group, Inc.	5,010	8,058,385
		114,498,997
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	12,519	1,455,208
FedEx Corp.	21,135	4,723,461
United Parcel Service, Inc., Class B	68,461	5,898,600
		12,077,269
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	21,252	1,458,737
Automobiles — 1.7%
Ford Motor Co.	368,722	4,081,753
General Motors Co.	90,613	4,833,297
Tesla, Inc. *	262,669	80,972,973
		89,888,023
Banks — 3.6%
Bank of America Corp.	641,528	30,325,028
Citigroup, Inc.	176,717	16,558,383
Citizens Financial Group, Inc.	41,223	1,967,162
East West Bancorp, Inc.	13,030	1,306,257
Fifth Third Bancorp	62,449	2,596,005
First Citizens BancShares, Inc., Class A	952	1,899,011
Huntington Bancshares, Inc.	135,381	2,224,310
JPMorgan Chase & Co. (a)	262,200	77,674,128
KeyCorp	88,367	1,583,537
M&T Bank Corp.	15,561	2,936,361
PNC Financial Services Group, Inc. (The)	37,315	7,099,925
Regions Financial Corp.	80,508	2,039,268
Truist Financial Corp.	122,408	5,350,454
US Bancorp	145,863	6,558,000
Wells Fargo & Co.	308,721	24,892,174
		185,010,003
Beverages — 1.0%
Brown-Forman Corp., Class A	4,124	118,111
Brown-Forman Corp., Class B	27,424	791,182

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Coca-Cola Co. (The)	366,766	24,899,744
Constellation Brands, Inc., Class A	14,272	2,383,995
Keurig Dr Pepper, Inc.	114,027	3,722,982
Molson Coors Beverage Co., Class B	15,821	770,799
Monster Beverage Corp. *	64,269	3,775,804
PepsiCo, Inc.	129,052	17,798,852
		54,261,469
Biotechnology — 1.6%
AbbVie, Inc.	165,718	31,324,016
Alnylam Pharmaceuticals, Inc. *	12,091	4,742,574
Amgen, Inc.	50,461	14,891,041
Biogen, Inc. *	13,277	1,699,456
BioMarin Pharmaceutical, Inc. *	17,878	1,034,242
Gilead Sciences, Inc.	116,964	13,133,888
Incyte Corp. *	15,172	1,136,231
Moderna, Inc. *	32,376	957,035
Regeneron Pharmaceuticals, Inc.	9,718	5,300,780
Vertex Pharmaceuticals, Inc. *	24,168	11,041,634
		85,260,897
Broadline Retail — 4.4%
Amazon.com, Inc. *	909,215	212,856,324
Coupang, Inc. (South Korea) *	115,032	3,385,392
eBay, Inc.	43,740	4,013,145
MercadoLibre, Inc. (Brazil) *	4,415	10,480,724
		230,735,585
Building Products — 0.5%
Allegion plc	8,070	1,338,974
Builders FirstSource, Inc. *	10,637	1,352,282
Carrier Global Corp.	76,130	5,224,041
Johnson Controls International plc	61,962	6,506,010
Lennox International, Inc.	3,061	1,864,149
Masco Corp.	19,783	1,347,816
Owens Corning	8,015	1,117,531
Trane Technologies plc	20,927	9,167,700
		27,918,503
Capital Markets — 3.5%
Ameriprise Financial, Inc.	8,986	4,656,455
Ares Management Corp.	19,050	3,534,347
Bank of New York Mellon Corp. (The)	64,802	6,574,163
Blackrock, Inc.	13,038	14,420,158
Blackstone, Inc.	68,639	11,871,801
Carlyle Group, Inc. (The)	20,215	1,226,242
Charles Schwab Corp. (The)	159,789	15,616,179
CME Group, Inc.	33,755	9,393,341
Coinbase Global, Inc., Class A *	18,846	7,119,265
FactSet Research Systems, Inc.	3,567	1,437,144

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)	29,287	21,191,780
Intercontinental Exchange, Inc.	53,671	9,920,011
KKR & Co., Inc.	62,451	9,154,068
LPL Financial Holdings, Inc.	7,501	2,968,371
Moody's Corp.	14,712	7,587,420
Morgan Stanley	116,748	16,631,920
MSCI, Inc.	7,026	3,944,115
Nasdaq, Inc.	36,339	3,496,539
Northern Trust Corp.	18,245	2,371,850
Raymond James Financial, Inc.	16,316	2,726,893
Robinhood Markets, Inc., Class A *	68,721	7,081,699
S&P Global, Inc.	28,894	15,923,483
State Street Corp.	27,045	3,022,279
T. Rowe Price Group, Inc.	20,830	2,113,204
		183,982,727
Chemicals — 1.1%
Air Products and Chemicals, Inc.	20,858	6,004,601
CF Industries Holdings, Inc.	15,515	1,440,257
Corteva, Inc.	64,292	4,637,382
Dow, Inc.	65,766	1,531,690
DuPont de Nemours, Inc.	39,204	2,818,768
Ecolab, Inc.	23,844	6,241,405
International Flavors & Fragrances, Inc.	23,957	1,701,666
Linde plc	44,604	20,529,437
LyondellBasell Industries NV, Class A	24,269	1,405,903
PPG Industries, Inc.	21,300	2,247,150
Sherwin-Williams Co. (The)	21,820	7,219,802
Westlake Corp.	3,181	252,253
		56,030,314
Commercial Services & Supplies — 0.5%
Cintas Corp.	32,503	7,233,543
Copart, Inc. *	78,868	3,575,086
Republic Services, Inc.	19,224	4,434,016
Rollins, Inc.	27,619	1,581,740
Veralto Corp.	22,188	2,325,968
Waste Management, Inc.	34,480	7,901,437
		27,051,790
Communications Equipment — 0.9%
Arista Networks, Inc. *	96,853	11,934,227
Cisco Systems, Inc.	373,027	25,395,678
F5, Inc. *	5,421	1,699,050
Motorola Solutions, Inc.	15,682	6,884,084
		45,913,039
Construction & Engineering — 0.1%
Quanta Services, Inc.	13,657	5,546,517

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — 0.3%
CRH plc	63,751	6,085,033
Martin Marietta Materials, Inc.	5,680	3,265,319
Vulcan Materials Co.	12,463	3,423,212
		12,773,564
Consumer Finance — 0.6%
American Express Co.	51,701	15,474,626
Capital One Financial Corp.	59,581	12,809,915
Synchrony Financial	35,691	2,486,592
		30,771,133
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	41,668	39,152,920
Dollar General Corp.	20,585	2,159,367
Dollar Tree, Inc. *	19,098	2,168,578
Kroger Co. (The)	57,625	4,039,512
Sysco Corp.	45,927	3,655,789
Target Corp.	42,607	4,282,003
Walmart, Inc.	406,445	39,823,481
		95,281,650
Containers & Packaging — 0.2%
Amcor plc	214,137	2,002,181
Avery Dennison Corp.	7,374	1,237,136
Ball Corp.	25,105	1,437,512
Crown Holdings, Inc.	10,956	1,088,588
International Paper Co.	48,858	2,283,623
Packaging Corp. of America	8,360	1,619,750
Smurfit WestRock plc	48,459	2,150,611
		11,819,401
Distributors — 0.1%
Genuine Parts Co.	13,011	1,676,858
Pool Corp.	3,454	1,064,315
		2,741,173
Diversified REITs — 0.0% ^
WP Carey, Inc.	20,377	1,307,388
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	673,521	18,461,211
Verizon Communications, Inc.	394,628	16,874,293
		35,335,504
Electric Utilities — 1.5%
Alliant Energy Corp.	23,925	1,555,364
American Electric Power Co., Inc.	48,347	5,469,979
Constellation Energy Corp.	29,296	10,190,321
Duke Energy Corp.	72,348	8,800,411
Edison International	36,008	1,876,737
Entergy Corp.	41,774	3,777,623
Evergy, Inc.	21,545	1,525,386

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
Eversource Energy	32,945	2,177,664
Exelon Corp.	94,757	4,258,379
FirstEnergy Corp.	48,418	2,067,933
NextEra Energy, Inc.	192,395	13,671,589
NRG Energy, Inc.	18,853	3,152,222
PG&E Corp.	205,487	2,880,928
PPL Corp.	66,217	2,363,285
Southern Co. (The)	102,375	9,672,390
Xcel Energy, Inc.	53,898	3,958,269
		77,398,480
Electrical Equipment — 1.0%
AMETEK, Inc.	21,623	3,997,011
Eaton Corp. plc	37,098	14,272,343
Emerson Electric Co.	52,875	7,693,841
GE Vernova, Inc.	25,617	16,914,649
Hubbell, Inc.	5,012	2,192,650
Rockwell Automation, Inc.	10,617	3,734,105
Vertiv Holdings Co., Class A	35,168	5,120,461
		53,925,060
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	113,047	12,040,636
CDW Corp.	12,361	2,155,511
Corning, Inc.	70,716	4,472,080
Flex Ltd. *	34,344	1,712,735
Keysight Technologies, Inc. *	16,159	2,648,622
TE Connectivity plc (Switzerland)	27,812	5,722,319
Teledyne Technologies, Inc. *	4,404	2,426,692
Trimble, Inc. *	22,377	1,877,206
Zebra Technologies Corp., Class A *	4,793	1,624,923
		34,680,724
Energy Equipment & Services — 0.2%
Baker Hughes Co.	92,880	4,184,244
Halliburton Co.	80,620	1,805,888
Schlumberger NV	139,229	4,705,940
		10,696,072
Entertainment — 1.7%
Electronic Arts, Inc.	22,334	3,405,712
Liberty Media Corp-Liberty Formula One, Class A *	2,188	197,183
Liberty Media Corp-Liberty Formula One, Class C *	19,914	1,998,370
Live Nation Entertainment, Inc. *	13,472	1,989,814
Netflix, Inc. *	40,122	46,517,447
ROBLOX Corp., Class A *	56,512	7,786,788
Take-Two Interactive Software, Inc. *	15,809	3,521,139
Walt Disney Co. (The)	169,692	20,212,014
Warner Bros Discovery, Inc. *	212,701	2,801,272
		88,429,739

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 4.2%
Apollo Global Management, Inc.	41,714	6,061,879
Berkshire Hathaway, Inc., Class B *	172,666	81,477,632
Block, Inc. *	52,478	4,054,450
Corebridge Financial, Inc.	22,579	802,909
Corpay, Inc. *	6,331	2,045,230
Equitable Holdings, Inc.	28,974	1,487,815
Fidelity National Information Services, Inc.	49,304	3,915,231
Fiserv, Inc. *	51,679	7,180,280
Global Payments, Inc.	22,892	1,830,215
Jack Henry & Associates, Inc.	6,830	1,159,836
Mastercard, Inc., Class A	76,950	43,589,867
PayPal Holdings, Inc. *	91,653	6,302,060
Visa, Inc., Class A	161,764	55,884,609
		215,792,013
Food Products — 0.5%
Archer-Daniels-Midland Co.	42,549	2,305,305
Conagra Brands, Inc.	44,772	817,537
General Mills, Inc.	51,355	2,515,368
Hershey Co. (The)	13,839	2,575,853
Hormel Foods Corp.	27,188	763,711
J M Smucker Co. (The)	9,843	1,056,548
Kellanova	25,590	2,042,850
Kraft Heinz Co. (The)	81,663	2,242,466
McCormick & Co., Inc. (Non-Voting)	23,588	1,666,020
Mondelez International, Inc., Class A	121,608	7,866,821
The Campbell's Co.	18,667	595,851
Tyson Foods, Inc., Class A	25,514	1,334,382
		25,782,712
Gas Utilities — 0.0% ^
Atmos Energy Corp.	14,865	2,317,751
Ground Transportation — 0.9%
CSX Corp.	176,330	6,266,768
JB Hunt Transport Services, Inc.	7,502	1,080,663
Norfolk Southern Corp.	21,222	5,899,716
Old Dominion Freight Line, Inc.	16,712	2,494,266
Uber Technologies, Inc. *	197,257	17,309,302
Union Pacific Corp.	56,030	12,436,979
		45,487,694
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	162,791	20,542,596
Align Technology, Inc. *	6,655	858,562
Baxter International, Inc.	48,098	1,046,612
Becton Dickinson & Co.	26,956	4,804,907
Boston Scientific Corp. *	138,202	14,500,154
Cooper Cos., Inc. (The) *	18,570	1,312,713
Dexcom, Inc. *	36,597	2,955,940

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp. *	54,914	4,355,229
GE HealthCare Technologies, Inc.	42,647	3,041,584
Hologic, Inc. *	21,019	1,404,490
IDEXX Laboratories, Inc. *	7,544	4,030,835
Insulet Corp. *	6,545	1,887,578
Intuitive Surgical, Inc. *	33,270	16,005,864
Medtronic plc	120,388	10,863,813
ResMed, Inc.	13,791	3,750,325
STERIS plc	8,933	2,023,235
Stryker Corp.	33,915	13,319,438
Zimmer Biomet Holdings, Inc.	18,691	1,713,030
		108,416,905
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	22,838	3,544,914
Cencora, Inc.	17,184	4,915,999
Centene Corp. *	43,994	1,146,924
Cigna Group (The)	24,822	6,636,906
CVS Health Corp.	117,724	7,310,660
Elevance Health, Inc.	21,162	5,990,539
HCA Healthcare, Inc.	16,407	5,807,914
Humana, Inc.	11,283	2,819,283
Labcorp Holdings, Inc.	7,862	2,044,749
McKesson Corp.	11,764	8,158,805
Molina Healthcare, Inc. *	5,025	793,297
Quest Diagnostics, Inc.	10,401	1,741,231
UnitedHealth Group, Inc.	85,354	21,300,944
		72,212,165
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	13,942	1,065,587
Healthpeak Properties, Inc.	65,450	1,108,723
Ventas, Inc.	39,058	2,623,916
Welltower, Inc.	60,864	10,046,821
		14,845,047
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	14,044	3,991,305
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	39,168	5,186,235
Booking Holdings, Inc.	3,059	16,836,920
Carnival Corp. *	101,406	3,018,857
Chipotle Mexican Grill, Inc., Class A *	125,583	5,384,999
Darden Restaurants, Inc.	10,995	2,217,362
Domino's Pizza, Inc.	2,973	1,377,123
DoorDash, Inc., Class A *	33,914	8,486,978
Expedia Group, Inc.	11,426	2,059,194
Flutter Entertainment plc (United Kingdom) *	15,563	4,704,072
Hilton Worldwide Holdings, Inc.	21,865	5,861,569

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp.	34,687	1,817,599
Marriott International, Inc., Class A	21,293	5,617,732
McDonald's Corp.	67,265	20,184,209
Royal Caribbean Cruises Ltd.	23,473	7,461,362
Starbucks Corp.	106,586	9,503,208
Yum! Brands, Inc.	26,312	3,792,875
		103,510,294
Household Durables — 0.3%
DR Horton, Inc.	25,858	3,693,557
Garmin Ltd.	15,179	3,320,558
Lennar Corp., Class A	21,398	2,400,428
Lennar Corp., Class B	890	95,390
NVR, Inc. *	262	1,977,966
PulteGroup, Inc.	18,780	2,120,638
		13,608,537
Household Products — 0.9%
Church & Dwight Co., Inc.	23,121	2,168,056
Clorox Co. (The)	11,636	1,461,016
Colgate-Palmolive Co.	76,691	6,430,541
Kimberly-Clark Corp.	31,236	3,892,630
Procter & Gamble Co. (The)	220,098	33,118,146
		47,070,389
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	31,695	6,609,675
Industrial Conglomerates — 0.4%
3M Co.	50,521	7,538,744
Honeywell International, Inc.	60,374	13,424,159
		20,962,903
Industrial REITs — 0.2%
Lineage, Inc.	5,573	240,475
Prologis, Inc.	86,724	9,260,389
		9,500,864
Insurance — 1.9%
Aflac, Inc.	46,408	4,611,099
Allstate Corp. (The)	24,827	5,046,088
American International Group, Inc.	54,372	4,220,898
Aon plc, Class A	20,343	7,236,209
Arch Capital Group Ltd.	34,952	3,007,969
Arthur J Gallagher & Co.	23,875	6,858,094
Brown & Brown, Inc.	26,356	2,408,148
Chubb Ltd.	34,973	9,304,217
Cincinnati Financial Corp.	14,537	2,144,353
Everest Group Ltd.	3,991	1,340,178
Fidelity National Financial, Inc.	24,173	1,364,082
Hartford Insurance Group, Inc. (The)	26,532	3,300,315

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Loews Corp.	16,406	1,485,399
Markel Group, Inc. *	1,114	2,237,235
Marsh & McLennan Cos., Inc.	46,283	9,219,574
MetLife, Inc.	53,648	4,074,566
Principal Financial Group, Inc.	21,010	1,635,208
Progressive Corp. (The)	54,852	13,276,378
Prudential Financial, Inc.	33,379	3,457,397
Reinsurance Group of America, Inc.	6,176	1,188,571
Travelers Cos., Inc. (The)	21,401	5,569,396
Willis Towers Watson plc	8,927	2,819,236
WR Berkley Corp.	26,950	1,854,429
		97,659,039
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	547,522	105,069,472
Alphabet, Inc., Class C	480,901	92,746,567
Meta Platforms, Inc., Class A	205,553	158,982,912
Pinterest, Inc., Class A *	55,858	2,156,119
Snap, Inc., Class A *	99,226	935,701
		359,890,771
IT Services — 1.3%
Accenture plc, Class A (Ireland)	58,588	15,648,855
Akamai Technologies, Inc. *	14,096	1,075,666
Cloudflare, Inc., Class A *	28,874	5,996,552
Cognizant Technology Solutions Corp., Class A	46,271	3,320,407
Gartner, Inc. *	7,112	2,408,479
GoDaddy, Inc., Class A *	13,334	2,154,508
International Business Machines Corp.	86,798	21,972,914
MongoDB, Inc., Class A *	7,368	1,752,773
Okta, Inc. *	15,548	1,520,594
Snowflake, Inc., Class A *	30,581	6,834,853
Twilio, Inc., Class A *	13,691	1,766,139
VeriSign, Inc.	7,480	2,011,148
		66,462,888
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	26,738	3,069,790
Danaher Corp.	60,006	11,830,783
Illumina, Inc. *	14,519	1,491,246
IQVIA Holdings, Inc. *	16,381	3,044,573
Mettler-Toledo International, Inc. *	1,954	2,410,611
Revvity, Inc.	11,273	990,897
Thermo Fisher Scientific, Inc.	35,433	16,571,305
Waters Corp. *	5,549	1,602,329
West Pharmaceutical Services, Inc.	6,739	1,612,373
		42,623,907
Machinery — 1.5%
Caterpillar, Inc.	44,857	19,648,263

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
CNH Industrial NV	82,625	1,070,820
Cummins, Inc.	12,901	4,742,666
Deere & Co.	23,416	12,278,648
Dover Corp.	12,885	2,333,989
Fortive Corp.	31,870	1,527,529
IDEX Corp.	6,732	1,100,749
Illinois Tool Works, Inc.	27,630	7,072,451
Ingersoll Rand, Inc.	37,924	3,209,508
Otis Worldwide Corp.	37,049	3,174,729
PACCAR, Inc.	48,263	4,766,454
Parker-Hannifin Corp.	11,580	8,475,402
Pentair plc	15,500	1,584,100
Snap-on, Inc.	4,773	1,533,040
Westinghouse Air Brake Technologies Corp.	16,042	3,080,866
Xylem, Inc.	22,608	3,269,569
		78,868,783
Media — 0.4%
Charter Communications, Inc., Class A *	9,013	2,427,742
Comcast Corp., Class A	349,582	11,616,610
Fox Corp., Class A	19,716	1,099,364
Fox Corp., Class B	12,519	640,222
News Corp., Class A	35,521	1,041,476
News Corp., Class B	9,687	323,739
Omnicom Group, Inc.	18,343	1,321,613
Trade Desk, Inc. (The), Class A *	42,451	3,691,539
		22,162,305
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	131,416	5,288,180
Newmont Corp.	104,369	6,481,315
Nucor Corp.	21,787	3,117,066
Southern Copper Corp. (Mexico)	8,375	788,590
Steel Dynamics, Inc.	13,136	1,675,628
		17,350,779
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	55,982	1,138,114
Multi-Utilities — 0.6%
Ameren Corp.	25,310	2,559,600
CenterPoint Energy, Inc.	61,203	2,375,901
CMS Energy Corp.	27,978	2,064,776
Consolidated Edison, Inc.	33,136	3,429,576
Dominion Energy, Inc.	79,993	4,675,591
DTE Energy Co.	19,338	2,676,573
NiSource, Inc.	43,769	1,857,994
Public Service Enterprise Group, Inc.	46,723	4,195,258

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — continued
Sempra	61,188	4,997,836
WEC Energy Group, Inc.	28,905	3,152,957
		31,986,062
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	21,016	4,957,254
Chevron Corp.	179,218	27,176,618
ConocoPhillips	119,309	11,374,920
Coterra Energy, Inc.	71,074	1,733,495
Devon Energy Corp.	57,425	1,907,659
Diamondback Energy, Inc.	17,811	2,647,783
EOG Resources, Inc.	51,669	6,201,313
EQT Corp.	55,257	2,970,064
Expand Energy Corp.	21,349	2,236,948
Exxon Mobil Corp.	406,890	45,425,200
Kinder Morgan, Inc.	184,439	5,175,358
Marathon Petroleum Corp.	29,308	4,987,929
Occidental Petroleum Corp.	61,467	2,700,860
ONEOK, Inc.	58,267	4,784,303
Phillips 66	38,168	4,716,801
Targa Resources Corp.	20,301	3,378,289
Texas Pacific Land Corp.	1,783	1,726,176
Valero Energy Corp.	29,461	4,045,290
Williams Cos., Inc. (The)	114,012	6,835,019
		144,981,279
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	61,103	3,251,291
Southwest Airlines Co.	48,142	1,489,032
United Airlines Holdings, Inc. *	30,669	2,708,379
		7,448,702
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,762	2,031,265
Kenvue, Inc.	162,666	3,487,559
		5,518,824
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	190,991	8,271,820
Eli Lilly & Co.	75,177	55,636,243
Johnson & Johnson	225,964	37,225,309
Merck & Co., Inc.	237,860	18,581,623
Pfizer, Inc.	531,942	12,388,929
Royalty Pharma plc, Class A	32,952	1,212,634
Zoetis, Inc.	41,880	6,105,685
		139,422,243
Professional Services — 0.7%
Automatic Data Processing, Inc.	38,267	11,843,637
Booz Allen Hamilton Holding Corp.	11,451	1,229,036

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
Broadridge Financial Solutions, Inc.	10,998	2,722,115
Equifax, Inc.	11,558	2,776,578
Jacobs Solutions, Inc.	11,495	1,630,796
Leidos Holdings, Inc.	11,343	1,810,910
Paychex, Inc.	30,376	4,384,168
Paycom Software, Inc.	4,724	1,093,795
SS&C Technologies Holdings, Inc.	20,210	1,727,551
TransUnion	18,164	1,729,031
Verisk Analytics, Inc., Class A	13,161	3,668,102
		34,615,719
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	27,901	4,345,302
CoStar Group, Inc. *	37,370	3,557,250
Zillow Group, Inc., Class A *	4,735	363,411
Zillow Group, Inc., Class C *	15,781	1,255,379
		9,521,342
Residential REITs — 0.3%
AvalonBay Communities, Inc.	12,836	2,391,090
Camden Property Trust	10,179	1,111,547
Equity LifeStyle Properties, Inc.	17,945	1,075,264
Equity Residential	32,216	2,036,051
Essex Property Trust, Inc.	5,750	1,496,035
Invitation Homes, Inc.	52,334	1,604,037
Mid-America Apartment Communities, Inc.	10,931	1,556,902
Sun Communities, Inc.	11,147	1,382,563
UDR, Inc.	28,097	1,103,931
		13,757,420
Retail REITs — 0.2%
Kimco Realty Corp.	63,759	1,353,604
Realty Income Corp.	83,694	4,697,744
Regency Centers Corp.	15,404	1,099,846
Simon Property Group, Inc.	30,475	4,991,500
		12,142,694
Semiconductors & Semiconductor Equipment — 12.9%
Advanced Micro Devices, Inc. *	152,017	26,802,117
Analog Devices, Inc.	46,579	10,463,041
Applied Materials, Inc.	76,186	13,718,051
Broadcom, Inc.	431,621	126,767,088
Entegris, Inc.	14,061	1,103,226
First Solar, Inc. *	9,541	1,667,099
Intel Corp.	409,446	8,107,031
KLA Corp.	12,477	10,967,657
Lam Research Corp.	120,657	11,443,110
Marvell Technology, Inc.	80,746	6,489,556
Microchip Technology, Inc.	50,787	3,432,693
Micron Technology, Inc.	103,973	11,347,613

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Monolithic Power Systems, Inc.	4,294	3,054,065
NVIDIA Corp.	2,214,849	393,955,192
NXP Semiconductors NV (Netherlands)	23,036	4,924,406
ON Semiconductor Corp. *	39,582	2,230,841
QUALCOMM, Inc.	103,812	15,235,449
Teradyne, Inc.	15,086	1,620,689
Texas Instruments, Inc.	85,615	15,501,452
		668,830,376
Software — 12.1%
Adobe, Inc. *	40,005	14,309,388
AppLovin Corp., Class A *	21,865	8,542,656
Atlassian Corp., Class A *	15,257	2,925,987
Autodesk, Inc. *	19,974	6,054,319
Bentley Systems, Inc., Class B	12,566	728,577
Cadence Design Systems, Inc. *	25,689	9,365,439
Crowdstrike Holdings, Inc., Class A *	22,479	10,218,279
Datadog, Inc., Class A *	28,042	3,925,319
Docusign, Inc. *	19,055	1,441,320
Dynatrace, Inc. *	27,905	1,468,082
Fair Isaac Corp. *	2,222	3,192,392
Fortinet, Inc. *	61,050	6,098,895
Gen Digital, Inc.	53,284	1,571,345
HubSpot, Inc. *	4,673	2,428,324
Intuit, Inc.	26,277	20,630,861
Microsoft Corp.	697,889	372,323,782
MicroStrategy, Inc., Class A *	24,128	9,696,078
Oracle Corp.	152,277	38,643,334
Palantir Technologies, Inc., Class A *	199,958	31,663,349
Palo Alto Networks, Inc. *	62,021	10,766,846
PTC, Inc. *	11,178	2,401,146
Roper Technologies, Inc.	9,987	5,496,845
Salesforce, Inc.	86,869	22,440,869
ServiceNow, Inc. *	19,378	18,275,779
Synopsys, Inc. *	17,285	10,949,529
Tyler Technologies, Inc. *	4,026	2,353,439
Workday, Inc., Class A *	20,270	4,649,533
Zoom Communications, Inc., Class A *	22,497	1,665,903
Zscaler, Inc. *	8,989	2,566,899
		626,794,514
Specialized REITs — 0.8%
American Tower Corp.	43,755	9,118,104
Crown Castle, Inc.	38,759	4,073,183
Digital Realty Trust, Inc.	29,548	5,213,449
Equinix, Inc.	9,180	7,207,861
Extra Space Storage, Inc.	19,196	2,579,175
Iron Mountain, Inc.	27,682	2,695,119
Public Storage	14,850	4,038,309

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
SBA Communications Corp.	10,115	2,273,043
VICI Properties, Inc.	98,952	3,225,835
Weyerhaeuser Co.	64,953	1,627,073
		42,051,151
Specialty Retail — 1.7%
AutoZone, Inc. *	1,572	5,923,893
Best Buy Co., Inc.	18,311	1,191,314
Burlington Stores, Inc. *	5,877	1,604,186
Carvana Co. *	12,289	4,794,799
Home Depot, Inc. (The)	93,149	34,233,189
Lowe's Cos., Inc.	52,566	11,752,181
O'Reilly Automotive, Inc. *	79,558	7,822,143
Ross Stores, Inc.	30,345	4,143,306
TJX Cos., Inc. (The)	105,758	13,170,044
Tractor Supply Co.	47,760	2,719,932
Ulta Beauty, Inc. *	4,234	2,180,552
		89,535,539
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	1,408,651	292,393,688
Dell Technologies, Inc., Class C	27,684	3,673,390
Hewlett Packard Enterprise Co.	123,303	2,551,139
HP, Inc.	88,334	2,190,683
NetApp, Inc.	19,368	2,016,790
Seagate Technology Holdings plc	19,136	3,004,543
Super Micro Computer, Inc. * (b)	49,512	2,919,723
Western Digital Corp.	32,325	2,543,654
		311,293,610
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	14,208	1,508,463
Lululemon Athletica, Inc. *	9,891	1,983,442
NIKE, Inc., Class B	109,321	8,165,186
		11,657,091
Tobacco — 0.7%
Altria Group, Inc.	159,083	9,853,601
Philip Morris International, Inc.	145,569	23,880,594
		33,734,195
Trading Companies & Distributors — 0.4%
Fastenal Co.	107,200	4,945,136
Ferguson Enterprises, Inc.	18,822	4,203,517
United Rentals, Inc.	6,150	5,430,081
Watsco, Inc.	3,267	1,473,025
WW Grainger, Inc.	4,250	4,418,045
		20,469,804
Water Utilities — 0.1%
American Water Works Co., Inc.	18,275	2,562,886

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	43,407	10,348,663
Total Common Stocks (Cost $3,853,507,113)		5,167,730,712
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,765
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (c) (d) (Cost $28,153,272)	28,153,272	28,153,272
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d) (Cost $2,961,368)	2,961,368	2,961,368
Total Short-Term Investments (Cost $31,114,640)		31,114,640
Total Investments — 100.0% (Cost $3,884,623,518)		5,198,847,117
Other Assets in Excess of Liabilities — 0.0% ^		1,832,397
NET ASSETS — 100.0%		5,200,679,514

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $2,816,643.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	99	09/19/2025	USD	31,538,925	1,334,785

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,167,730,712	$—	$—	$5,167,730,712
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	28,153,272	—	—	28,153,272
Investment of Cash Collateral from Securities Loaned	2,961,368	—	—	2,961,368
Total Short-Term Investments	31,114,640	—	—	31,114,640
Total Investments in Securities	$5,198,845,352	$—	$1,765	$5,198,847,117
Appreciation in Other Financial Instruments
Futures Contracts	$1,334,785	$—	$—	$1,334,785
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$50,972,583	$11,511,759	$3,117,956	$948,930	$17,358,812	$77,674,128	262,200	$999,880	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)	2,976,209	79,297,561	79,312,402	—	—	2,961,368	2,961,368	76,587	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c)	19,442,351	69,799,454	61,088,533	—	—	28,153,272	28,153,272	789,751	—
Total	$73,391,143	$160,608,774	$143,518,891	$948,930	$17,358,812	$108,788,768		$1,866,218	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.